Accrued Liability Associated With Restructuring Charges (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Reserve Disclosures [Abstract]
Accrued liability as of December 31, 2009		$ 543,007
Charges	1,851,252	1,851,252	598,037	1,101,992	1,111,189
Payments		(1,007,911)
Accrued liability as of December 31, 2010	1,386,348	1,386,348	543,007
Severance Benefits [Member]
Restructuring Reserve Disclosures [Abstract]
Accrued liability as of December 31, 2009		368,168
Charges		1,851,252
Payments		(859,645)
Accrued liability as of December 31, 2010	1,359,775	1,359,775
Excess Facilities [Member]
Restructuring Reserve Disclosures [Abstract]
Accrued liability as of December 31, 2009		174,839
Payments		(148,266)
Accrued liability as of December 31, 2010	$ 26,573	$ 26,573